INCOME TAXES (Details 1)	12 Months Ended
Dec. 31, 2012
Statutory federal income tax rate	(34.00%)
State income taxes, net of federal taxes	(6.00%)
Valuation allowance	40.00%
Effective income tax rate	0.00%